Income taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
The provision for income taxes in the consolidated statements of operations represents an effective tax rate different than the Canadian enacted statutory rate of 26.5% (2022 - 26.5%). The differences are as follows:

	2023	2022
Expected income tax recovery at Canadian statutory rate	$(31,696)	$(97,962)
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(46,628)	(55,315)
Adjustments from investments carried at fair value	16,128	51,314
Non-controlling interests share of income	24,677	30,025
Change in valuation allowance	10,786	41,702
Acquisition related state deferred tax adjustments	—	5,998
Capital gain rate differential on disposal of renewable assets	—	(7,340)
Tax credits	(54,788)	(18,440)
Amortization and settlement of excess deferred income tax	(12,785)	(14,855)
Deferred income taxes on regulated income recorded as regulatory assets	(878)	(1,986)
Other permanent differences	5,341	4,591
Other	3,543	755
Income tax recovery	$(86,300)	$(61,513)
18.Income taxes (continued)
On December 27, 2023, the government of Bermuda enacted the Bermuda Corporate Income Tax Act 2023, setting a 15% corporate income tax rate effective for fiscal years commencing January 1, 2025. The Bermuda Corporate Income Tax Act 2023 includes various transition adjustments that may affect the recognition of deferred taxes and as such were considered as part of the initial measurement in the period that includes the December 2023 enactment date. No deferred taxes were required to be recognized as at December 31, 2023.
For the years ended December 31, 2023 and 2022, earnings (loss) before income taxes consist of the following:

	2023	2022
Canada (1)	$(259,141)	$(363,050)
U.S.	102,469	(37,322)
Other regions	37,067	30,704
	$(119,605)	$(369,668)
(1) Inclusive of fair value gain (loss) on investments carried at fair value (note 8)

Income tax expense (recovery) attributable to income (loss) consists of:

	Current	Deferred	Total
Year ended December 31, 2023
Canada	$4,352	$(59,488)	$(55,136)
United States	(14,820)	(23,099)	(37,919)
Other regions	728	6,027	6,755
	$(9,740)	$(76,560)	$(86,300)
Year ended December 31, 2022
Canada	$4,184	$(74,595)	$(70,411)
United States	1,579	6,183	7,762
Other regions	2,080	(944)	1,136
	$7,843	$(69,356)	$(61,513)
18.Income taxes (continued)
The tax effect of temporary differences between the consolidated financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2023 and 2022 are presented below:

	2023	2022
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$1,030,801	$878,000
Pension and OPEB	7,370	16,845
Environmental obligation	11,692	12,118
Regulatory liabilities	180,371	156,285
Other	72,109	61,917
Total deferred income tax assets	$1,302,343	$1,125,165
Less: valuation allowance	(97,344)	(107,583)
Total deferred tax assets	$1,204,999	$1,017,582
Deferred tax liabilities:
Property, plant and equipment	$883,447	$846,331
Outside basis differentials	364,511	315,581
Regulatory accounts	317,820	303,059
Other	59,640	33,834
Total deferred tax liabilities	$1,625,418	$1,498,805
Net deferred tax liabilities	$(420,419)	$(481,223)
Consolidated balance sheets classification:
Deferred tax assets	$158,483	$84,416
Deferred tax liabilities	(578,902)	(565,639)
Net deferred tax liabilities	$(420,419)	$(481,223)
The valuation allowance for deferred tax assets as of December 31, 2023 was $97,344 (2022 - $107,583). The valuation allowance primarily relates to operating losses that, in the judgment of management, are not more likely than not to be realized for the Renewable Energy Group.
The U.S. entities in the Renewable Energy Group continue to be in an overall deferred tax asset position as at December 31, 2023. In the course of assessing the U.S. deferred tax assets in the Renewable Energy Group, management concluded, similar to 2022, that it was not probable that the U.S. business of the Renewable Energy Group would generate sufficient taxable income to realize the benefit of the deferred tax assets of such group (with the exception of certain transferable tax credits). Management’s conclusion is based on the balance of all available positive and negative evidence applicable to the Renewable Energy Group. The amount of the deferred tax asset considered realizable could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight is given to subjective evidence such as management projections for growth.
The Company’s overall deferred tax asset position related to Canadian attributes increased from $83,434 to $151,759 for the year ended December 31, 2023, primarily due to ongoing interest and financing expenses attributable to the Canadian entities and the decrease in the value of the Company’s investment in Atlantica. As at December 31, 2023, it is considered more likely than not that there will be sufficient taxable income in the future that will allow realization of these deferred tax assets. The Company considered all evidence, both positive and negative, including the announcement of the sale of the renewable energy business, the availability of tax planning strategies, and the carryforward period of its Canadian net operating losses in making this assessment. The Company will continue to monitor this position at each balance sheet date.
18.Income taxes (continued)
The following table illustrates the annual movement in the deferred tax valuation allowance:

	2023	2022
Beginning balance	$107,583	$27,471
Charged to income tax expense	10,786	41,702
Charged (reduction) to OCI	(16,696)	40,613
Reductions to other accounts	(4,329)	(2,203)
Ending balance	$97,344	$107,583
As of December 31, 2023, the Company had non-capital losses carried forward and tax credits available to reduce future years' taxable income, which expire as follows:

Non-capital loss carryforward and credits	2024—2028	2029+	Total
Canada	$3,339	$913,781	$917,120
US	8,441	1,897,609	1,906,050
Total non-capital loss carryforward	$11,780	$2,811,390	$2,823,170
Tax credits	$3,359	$200,772	$204,131
The Company has provided for deferred income taxes for the estimated tax cost of distributed earnings of certain of its subsidiaries. Deferred income taxes have not been provided on approximately $908,449 of undistributed earnings of certain foreign subsidiaries, as the Company has concluded that such earnings are indefinitely reinvested and should not give rise to additional tax liabilities. A determination of the amount of the unrecognized tax liability relating to the remittance of such undistributed earnings is not practicable.